LVIP T. Rowe Price 2020 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–43.81%
INVESTMENT COMPANIES–43.81%
Equity Funds–17.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	130,156	$1,735,237
LVIP SSGA S&P 500 Index Fund	475,017	14,242,419
LVIP SSGA Small-Cap Index Fund	40,273	1,349,120
		17,326,776
Fixed Income Fund–19.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,827,575	19,034,194
		19,034,194
International Equity Fund–6.70%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	560,857	6,568,203
		6,568,203
Total Affiliated Investments (Cost $26,830,700)		42,929,173

UNAFFILIATED INVESTMENTS–56.25%
INVESTMENT COMPANIES–56.25%
Equity Funds–23.39%
**T. Rowe Price Emerging Markets Discovery Stock Fund	91,212	1,378,219
**T. Rowe Price Growth Stock Fund	41,810	4,462,374
**T. Rowe Price Hedged Equity Fund	421,651	5,312,805
**T. Rowe Price Mid-Cap Growth Fund	9,150	1,006,464
**T. Rowe Price Mid-Cap Value Fund	23,308	847,934
**T. Rowe Price New Horizons Fund	9,776	571,868
**T. Rowe Price Real Assets Fund	225,534	3,516,078
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	13,086	$753,743
**T. Rowe Price Value Fund	102,585	5,071,812
		22,921,297
Fixed Income Funds–20.15%
**T. Rowe Price Dynamic Credit Fund	136,970	1,219,036
**T. Rowe Price High Yield Fund	632,265	3,799,911
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,219,657	11,513,561
**T. Rowe Price U.S. Treasury Long-Term Fund	409,245	3,212,577
		19,745,085
International Equity Funds–5.23%
**T. Rowe Price Emerging Markets Stock Fund	32,213	1,181,549
**T. Rowe Price International Stock Fund	85,754	1,835,993
**T. Rowe Price International Value Equity Fund	113,557	2,105,350
		5,122,892
International Fixed Income Funds–6.56%
**T. Rowe Price Emerging Markets Bond Fund	327,478	3,094,665
**T. Rowe Price International Bond Fund	390,494	3,338,723
		6,433,388
Money Market Fund–0.92%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	902,621	902,621
		902,621
Total Unaffiliated Investments (Cost $49,220,752)		55,125,283

TOTAL INVESTMENTS–100.06% (Cost $76,051,452)	98,054,456
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(55,926)
NET ASSETS APPLICABLE TO 9,905,208 SHARES OUTSTANDING–100.00%	$97,998,530

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-43.81%@
Equity Funds-17.68%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,778,300	$270,948	$450,000	$77,665	$58,324	$1,735,237	130,156	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	15,010,253	1,743,044	4,393,000	2,567,645	(685,523)	14,242,419	475,017	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,748,364	88,107	585,000	303,829	(206,180)	1,349,120	40,273	—	—
Fixed Income Fund-19.43%@
✧✧LVIP SSGA Bond Index Fund	19,885,901	48,127	1,650,000	(290,807)	1,040,973	19,034,194	1,827,575	—	—
International Equity Fund-6.70%@
✧✧LVIP SSGA International Index Fund	6,703,065	231,431	1,090,000	368,924	354,783	6,568,203	560,857	—	—
Total	$45,125,883	$2,381,657	$8,168,000	$3,027,256	$562,377	$42,929,173		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2020 Fund–2